Fair Value Measurement	3 Months Ended
Mar. 31, 2026
Fair Value Disclosures [Abstract]
Fair Value Measurement	Fair Value Measurement:
The following is a listing of the Company's assets and liabilities required to be measured at fair value on a recurring basis and where they are classified within the fair value hierarchy as of March 31, 2026 and December 31, 2025:

	March 31, 2026		December 31, 2025
	Fair value	Carrying amount	Fair value	Carrying amount
Warrant liabilities – Level 3	$—	$—	$1,874	$1,874
Earn-out share liabilities - Level 3	7,164	7,164	—	—
SIF Loan – Level 3	23,493	27,612	23,609	27,536
FedDev Loan – Level 2	2,421	2,421	2,462	2,462
The following summarizes the change in fair value of the Company’s warrant and earn-out share liabilities for the three months ended March 31, 2026:

	Warrant Liability	Earn out Share Liability	Total
Fair value as of December 31, 2025	$1,874	$—	$1,874
Establishment of earn out share liabilities	—	9,997	9,997
Change in estimated fair value, net of changes in foreign exchange rates (1)	895	(2,833)	(1,938)
Reclassification of warrant liability to equity	(2,769)	—	(2,769)
Fair value as of March 31, 2026	$—	$7,164	$7,164
(1) Changes in fair value of warrant liabilities have been recognized within other operating income, net and changes in earn-out liabilities have been recognized in gain on fair value of earn-out share liabilities in the consolidated statements of operations and comprehensive loss.
The fair values of the Company’s long-term debt, including the SIF Loan and FedDev Loan, are estimated based on discounting future cash flows at currently available interest rates with comparable terms. The fair value measurement of the SIF Loan is considered a Level 3 valuation as it is based on a significant unobservable input related to the projected timing and amount of future revenues which determine expected future repayments.
Valuation of the Earn out Share Liability
The Company valued the earn out share liability using a Monte Carlo simulation which includes Level 3 unobservable inputs on the initial valuation date (March 26, 2026) and March 31, 2026. The following table summarizes the significant inputs:

	As of:
	March 26, 2026	March 31, 2026
Share Price	$10.00	$7.66
Expected Volatility	80%	80%
Risk-free interest rate	4.00%	3.83%
Remaining term (in years)	4.00	3.99